Financial Investments - Summary of Financial Investments (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Assets And Liabilities [line items]
Financial investments	R$ 810,812	R$ 46,323
Multimarket investment fund		36,686
Other	347	199
Total financial investments	811,159	83,208
Current	806,789	83,009
Non-current	R$ 4,370	R$ 199